Other Liabilities	6 Months Ended
Jun. 30, 2012
Other Liabilities [Abstract]
Other Liabilities

Note 12. Other Liabilities

Other liabilities consisted of the following (in millions):

	June 30, 2012	December 31, 2011
Deferred gains on asset sales	$886	$933
SPG point liability	696	724
Deferred revenue including VOIs and residential sales	42	36
Benefit plan liabilities	69	74
Insurance reserves	48	47
Other	161	157

	$1,902	$1,971

The Company defers gains realized in connection with the sale of a property that the Company continues to manage through a long-term management agreement and recognizes the gains over the initial term of the related agreement. As of June 30, 2012 and December 31, 2011, the Company had total deferred gains of approximately $1.0 billion included in accrued expenses and other liabilities in the Company’s consolidated balance sheets. Amortization of deferred gains is included in management fees, franchise fees and other income in the Company’s consolidated statements of income and totaled approximately $22 million and $43 million in the three and six months ended June 30, 2012, respectively, and $22 million and $42 million in the three and six months ended June 30, 2011, respectively.